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                      GMACM Home Equity Loan Trust 2006-HE1
            GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE1

Cut-Off Period Date                                03/31/06
Determination Date                                 04/18/06
Record Date                                        04/24/06
Payment Date                                       04/25/06
Actual Days in Accrual Period (30/360)                   26
Accrual Period (30/360)                                  30

Servicing Certificate
Beginning Pool Balance                       961,385,037.53
Beginning PFA                                320,461,679.18
Ending Pool Balance                          948,993,489.42
Ending PFA Balance                           320,461,679.18
Principal Collections                         36,071,683.85
Principal Draws                               23,680,135.74
Net Principal Collections                                 -

Active Loan Count                                    20,996

Current Month Repurchases - Units                      0.00
Current Month Repurchases - Dollars                    0.00

Additional Mortgage Loans - Revolving Period           0.00

Net Interest Collections                       5,453,210.78

Net WAC Rate                                       7.63884%
Substitution Adjustment Amount                         0.00

Note Rate                                          5.03250%

                                               Beginning         Ending                                   InterestSecurity
Term Notes                                      Balance          Balance        Factor   PrincipaInterest ShortfalPercent  Coupon
Class A-1                                   1,274,156,000.00 1,274,156,000.00 1.0000000   0.00   4,631,026.0.00   100.00%  5.03250%
Variable Funding Note                                     -                 - 0.0000000   0.00       0.00  0.00    0.00%   0.00000%

Certificates                                              -                -          -      -       0.00    -       -        -



Beginning Overcollateralization Amount         7,690,716.71
Overcollateralization Amount Increase (Decrease2,590,755.68
Outstanding Overcollateralization Amount      10,281,472.39
Overcollateralization Target Amount           34,609,861.35

Credit Enhancement Draw Amount                         0.00
Unreimbursed Prior Draws                               0.00


                                                      Number        Percent     Foreclosure       Bankruptcy      REO
                                         Balance     of Loans      of Balance  Units  Dollars   Units  Dollars   Units  Dollars
Delinquent Loans (30 Days)*         5,299,759.64        114          0.56%       0      0.00      1        19,787.10     0.00
Delinquent Loans (60 Days)*           361,781.63        17           0.04%       0      0.00      0                0     0.00
Delinquent Loans (90 Days)*            27,000.00         1           0.00%       0                0        -       0     0.00
Delinquent Loans (120 Days)*           28,497.39         1           0.00%       0                0        -       0     0.00
Delinquent Loans (150 Days)*                   -         0           0.00%       0                0        -       0     0.00
Delinquent Loans (180 + Days)*                 -         0           0.00%       0                0        -       0     0.00
REO                                         0.00         0           0.00%
Bankruptcy                            118,776.95         2           0.01%
Foreclosures                                0.00         0           0.00%

*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                              Liquidation To-DaPercent of Orginal Balance
Beginning Loss Amount                                  0.00
Current Month Loss Amount                              0.00
Current Month Recoveries                               0.00
                                             ---------------
Net Ending Loss Amount                                 0.00             0.00%

                                              Recovery To-Date
                                             ---------------------------------
Beginning Recovery Amount                              0.00
Current Month Recovery Amount                          0.00
                                             ---------------
Ending Recovery Amount                                 0.00

                                             Special Hazard       Fraud           Bankruptcy
Beginning Amount                                       0.00              0.00       0.00
Current Month Loss Amount                              0.00              0.00       0.00
Ending Amount                                          0.00              0.00       0.00

Liquidation Loss Distribution Amounts                  0.00
Extraordinary Event Losses                             0.00
Excess Loss Amounts                                    0.00





Capitalized Interest Account
Beginning Balance                              2,386,852.00
Withdraw relating to Collection Period         1,814,478.92
Interest Earned (Zero, Paid to Funding Account)        0.00
                                             ---------------
Total Ending Capitalized Interest Account Balance572,373.08ment Date
Interest earned for Collection Period                602.59
Interest withdrawn related to prior Collection Period  0.00

Funding Account
Beginning Funding Account Balance                         -
Deposit to Funding Account                    14,982,303.79
Payment for Additional Purchases                          -
Remaing Balance due to Noteholders                        -
                                             ---------------
Ending Funding Account Balance as of Payment D14,982,303.79
Interest earned for Collection Period                     -
Interest withdrawn related to prior Collection Period     -

Prefunding Account
Beginning Balance                            320,461,679.18
Additional Purchases during Revolving Period           0.00
Excess of Draws over Principal Collections             0.00
                                             ---------------
Total Ending Balance as of Payment Date      320,461,679.18
Interest earned for Collection Period             80,905.15
Interest withdrawn related to prior Collection Period  0.00

Cash Flows Received
Principal Collections                         36,071,683.85
Advances                                      23,680,135.74
Interest Collections                           5,853,787.88
Capital Interest Account withdrawal            1,814,478.92
Reinvestment Income                               81,507.74
Servicer Advances                                         -
Substitution Adjustment Amount                            -
Recovery Amounts                                       0.00
                                             ---------------
Total Cash Flows Received                     20,141,322.65

Cash Flows Distributed
Principal Distribution to Noteholders                     -
Interest Distribution                          4,631,026.16
Funds sent to Funding Account                 14,982,303.79
Residual Amount - Certificates                            -
Servicer Advances - Reimbursement                         -
GMACM Service Fee                                400,577.10
GMACM Recovery Fee                                        -
Credit Enhancer Fee - FGIC                       127,415.60
                                              ---------------
Total Cash Flows Distributed                  20,141,322.65

Net Cash Flows Remaining                               0.00

Trigger Analysis

Excess Spread Amount                             694,769.02
Excess Spread Percentage                              0.65%
Excess Spread Required Percentage                     2.00%

Rolling 3 Month Delinquency Percentage                0.00%
Rolling 3 Month Delinquency Required Percentage       4.00%

Aggregate Liquidation Percentage                      0.00%
Aggregate Liquidation Required Percentage             0.00%

Servicing Termination Event                        No

Rolling 3 Month Delinquency Percentage                0.00%
Rolling 3 Month Delinquency Required Percentage       3.50%

Aggregate Liquidation Percentage                      0.00%
Aggregate Liquidation Required Percentage             0.00%

Excess Spread Test Satisfied                       No

Servicing Trigger Event                            No

Step Down Date                                     No

Security Period
Revolving Period                                  Yes
Managed Amortization                               No
Rapid Amortization                                 No
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